INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX (BENEFITS)

Composition of income tax benefits for the periods presented are as follow:

	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000

Current income tax expenses (benefits)	-	-	-
Deferred income tax expenses (benefits)	-	-	-
Income tax expenses	-	-	-

SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS)

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000

Loss before income tax expenses	(98,501)	(111,518)	(62,552)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(24,625)	(27,880)	(15,638)
Effect of exempted revenue on taxes	-	(6)	(17,352)
Effect of additional deduction for qualified R&D expenses	(2,040)	(2,222)	(2,313)
Effect of changes in asset value	1,711	1,068	1,999
Non-deductible expenses	154	5,657	182
Changes in valuation allowance and others	24,800	23,383	33,122
Income tax expenses	-	-	-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the following components:

	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Deferred tax assets
Net operating loss carryforwards	140,835	154,881	179,577
Accrued warranty	51	80	72
Accrued expenses	11,095	11,559	9,984
Investment loss	695	575	627
Inventory impairment	3,029	4,139	6,435
Fixed assets impairment provision	973	1,868	1,757
Bad debts	80	-	24
Accrued payroll	13,088	15,228	18,640
Depreciation	-	-	360
Subtotal	169,846	188,330	217,476

Fair value change of fixed assets	(10,321)	(12,272)	(14,337)
Fair value change of intangible assets	(3,763)	(3,979)	(4,433)
Total deferred tax liabilities	(14,084)	(16,251)	(18,770)

Net deferred tax assets	155,762	172,079	198,706
Less: valuation allowance	(155,762)	(172,079)	(198,706)
Deferred tax assets, net of valuation allowance	-	-	-